May 2, 2006

EDGAR Postmaster, BDM: Postmaster

Re:	SunAmerica Equity Funds

File No. 33-8021

Post Effective Amendment No. 44

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the registrant, dated May 1, 2006, no changes were made to the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 44 to the registrant’s Registration Statement on Form N-1A, which was filed electronically with the Commission on May 1, 2006.

Very truly yours,

AIG SunAmerica Asset Management Corp.

/s/ Corey A. Issing
Corey A. Issing
Staff Attorney